Acquisitions and disposals (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
Disclosure of business combinations
The following table summarizes the fair value of purchase consideration, fair value of the previously held interest in Profertil and non controlling interest in Profertil:

Purchase consideration:
Amount paid in cash	200,000
Amounts to be paid in installments	396,282
Total purchase consideration	596,282
Fair value of previously held interest in Profertil before the business combination	476,847
Non-controlling interest	95,829
Total	1,168,958

The following table reflects the fair value of the net assets acquired:

Cash and cash equivalents	1,007
Trade and other receivables	159,010
Short-term investments	38,688
Inventories	50,286
Right of use assets	9,221
Property, plant and equipment (*)	1,303,071
Intangible assets	10,419
Total Assets	1,571,702
Trade and other payables	(63,304)
Payroll and other liabilities	(7,039)
Borrowings	(80,151)
Lease liabilities	(9,904)
Deferred income tax liabilities	(386,344)
Current income tax liabilities	(41,462)
Provision for other liabilities	(22,744)
Total Liabilities	(610,948)
Net identifiable Assets Acquired	960,754
Add: goodwill	208,204
Net assets acquired	1,168,958
(*) Includes US$1,107 million related to the fertilizer plant complex of Bahia Blanca (Fertilizer Complex).

Period from the date of acquisition to December 31 2025
Revenue	31,147
Net income	3,523